Note 25 - Derivative Financial Instruments - Net Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	$ 11,449	$ 19,929
Derivatives with negative fair values	(3,217)	(1,814)
Total	8,232	18,115
Derivatives hedging borrowings and investments [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	10,119	19,000
Derivatives with negative fair values	(2,250)
Other derivatives [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	1,330	929
Derivatives with negative fair values	$ (967)	$ (1,814)